Derivative Instruments and Accounting Hedges - Bank's Portfolio of Derivative Instruments (Details) $ in Thousands, $ in Millions	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CLP ($)	Dec. 31, 2016 CLP ($)
Financial instrument disclosures
Fair value assets	$ 2,027,755	$ 1,247,941	$ 939,649
Fair value liabilities	$ 2,263,450	1,392,995	966,509
Derivatives
Financial instrument disclosures
Notional amount - trading		96,663,326	67,171,055
Fair value assets - trading		1,220,092	875,949
Fair value liabilities - trading		1,306,777	910,494
Notional amount		97,904,771	68,507,858
Fair value assets		1,247,941	939,649
Fair value liabilities		1,392,995	966,509
Currency forward
Financial instrument disclosures
Notional amount - trading		29,451,333	22,834,923
Fair value assets - trading		506,614	163,716
Fair value liabilities - trading		574,931	136,101
Interest rate forward
Financial instrument disclosures
Notional amount - trading		14,000
Fair value liabilities - trading		206
Interest rate swap
Financial instrument disclosures
Notional amount - trading		55,617,104	34,896,973
Fair value assets - trading		243,931	253,307
Fair value liabilities - trading		236,954	246,415
Cross currency swap
Financial instrument disclosures
Notional amount - trading		11,281,240	9,142,390
Fair value assets - trading		466,192	455,784
Fair value liabilities - trading		490,811	525,160
Call Options
Financial instrument disclosures
Notional amount - trading		153,776	174,060
Fair value assets - trading		514	1,558
Fair value liabilities - trading		472	1,960
Put Options
Financial instrument disclosures
Notional amount - trading		145,873	122,709
Fair value assets - trading		2,841	1,584
Fair value liabilities - trading		3,403	858
Fair value hedge (Swaps) | Derivatives
Financial instrument disclosures
Notional amount - hedging		92,884	138,802
Fair value assets - hedging		277	218
Fair value liabilities - hedging		5,330	10,293
Fair value hedge (Swaps) | Interest rate swap
Financial instrument disclosures
Notional amount - hedging		78,970	122,081
Fair value assets - hedging		277	218
Fair value liabilities - hedging		1,678	5,989
Notional amount		78,970	122,081
Fair value hedge (Swaps) | Cross currency swap
Financial instrument disclosures
Notional amount - hedging		13,914	16,721
Fair value liabilities - hedging		3,652	4,304
Notional amount		13,914	16,721
Cash flow hedge (Swaps) | Derivatives
Financial instrument disclosures
Notional amount - hedging		1,148,561	1,198,001
Fair value assets - hedging		27,572	63,482
Fair value liabilities - hedging		80,888	45,722
Cash flow hedge (Swaps) | Swaps
Financial instrument disclosures
Notional amount - hedging		1,148,561	1,198,001
Fair value assets - hedging		27,572	63,482
Fair value liabilities - hedging		$ 80,888	$ 45,722